Non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Non-current liabilities.
Borrowings

	December 31,	December 31,
	2017	2016
	(€ in thousands)
Innovation credit	4,899	4,598
Accrued interest on innovation credit	1,683	1,099
Convertible loans	662	—
Total borrowings	7,244	5,697
Current portion	(1,960)	—
	5,284	5,697